10-K Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
As of December 31, 2023 and 2022, property and equipment, net consists of:

As of December 31,	2023	2022
	($ in thousands)
Computer software	$9,993	$6,174
Leasehold improvements	503	503
Furniture and equipment	126	126
Property and equipment, cost	10,621	6,803
Accumulated depreciation	(3,020)	(753)
Property and equipment, net	$7,601	$6,050
For the year ended December 31, 2023, depreciation expense was $2.3 million, of which $2.1 million related to amortization of capitalized software. For the year ended December 31, 2022, depreciation expense was $0.7 million, of which $0.6 million related to amortization of capitalized software.